Cover	Jun. 12, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002121102
Document Type	S-6
Entity Registrant Name	FT 13003
Document Period End Date	Jun. 12, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. Under normal market conditions, the Trust will invest at least 80% of its assets in common stocks of Innovative Technology companies. Innovative Technology companies are a group of specialized companies belonging to the information technology, communication services and other sectors, which are involved in cutting edge research, innovative product and service development, emerging technologies, disruptive business models, or a combination of these. Innovative Technology companies generally derive a substantial portion of their revenues (50% or more) from specialized areas of information technology and communication services. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the information technology sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust invests in a fixed portfolio of common stocks of Innovative Technology companies, which are a group of specialized companies belonging to the information technology, communication services and other sectors involved in cutting edge research, innovative product and service development, emerging technologies, disruptive business models, or a combination of these.

The Sponsor ran the common stocks included in the Trust’s portfolio through a series of quality, liquidity and suitability screens in order to determine the Trust’s final portfolio. For the quality screen, the Sponsor screened for companies with market capitalizations of typically $100 million or greater, analyst stock ratings with an average of hold or higher, investment grade bond credit ratings and stocks that trade on a major U.S. stock exchange. For the liquidity screen, the Sponsor only selected stocks that have enough daily liquidity to adequately support the buying and selling of the anticipated number of shares on any given day to meet the Trust’s purchases and/or redemption requirements. Lastly, only those securities that fit within the Trust’s investment objective and are suitable to be included in a unit investment trust are eligible to be included in the Trust’s portfolio.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities, depositary receipts and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.